OTHER EQUITY AND RESERVES (Details 1) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	825,163	56,975
Acquisition of shares		825,163
Reissued to employees under the Forfeitable Share Plan		(56,975)
Reissued to Offeror under the TMI Offer	(825,163)
Number of shares, Balance	0	825,163
Treasury Share [member]
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	11,870,000	387,000
Acquisition of shares		11,876,000
Reissued to employees under the Forfeitable Share Plan		(393,000)
Reissued to Offeror under the TMI Offer	(11,870)
Number of shares, Balance	0	11,870,000